ETFMG Treatments, Testing and Advancements ETF
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.5%
Canada - 4.4%
Biotechnology - 1.0% (d)
Arbutus Biopharma Corp. (a)	53,155	$122,257
VBI Vaccines, Inc. (a)	10	33
XBiotech, Inc. (a)	9,739	57,850
Total Biotechnology		180,140
Life Sciences Tools & Services - 3.4%
AbCellera Biologics, Inc. (a)(b)	92,379	596,768
Total Canada		776,908

Cayman Islands - 3.3%
Biotechnology - 3.3% (d)
Zai Lab, Ltd. - ADR (a)(b)	20,923	580,195

France - 0.8%
Pharmaceuticals - 0.8%
Sanofi - ADR	2,631	141,811

Germany - 6.1%
Biotechnology - 6.1% (d)
BioNTech SE - ADR (a)	9,947	1,073,580

Japan - 0.7%
Pharmaceuticals - 0.7%
Takeda Pharmaceutical Co., Ltd. - ADR (b)	8,356	131,273

Netherlands - 4.7%
Biotechnology - 4.7% (d)
CureVac NV (a)(b)	71,619	746,270
InflaRx NV (a)	17,314	77,220
Total Biotechnology		823,490

United Kingdom - 5.8%
Biotechnology - 4.3% (d)
Immunocore Holdings PLC - ADR (a)(b)	12,542	752,018
Pharmaceuticals - 1.5%
AstraZeneca PLC - ADR	1,823	130,472
GSK PLC - ADR	3,928	139,994
Total Pharmaceuticals		270,466
Total United Kingdom		1,022,484

United States - 73.7%
Biotechnology - 37.8% (d)
AbbVie, Inc.	995	134,056
Alnylam Pharmaceuticals, Inc. (a)	5,489	1,042,581
Altimmune, Inc. (a)	15,771	55,672
Arcturus Therapeutics Holdings, Inc. (a)(b)	8,499	243,751
BioCryst Pharmaceuticals, Inc. (a)(b)	60,450	425,568
CEL-SCI Corp. (a)(b)	14,307	34,480
Chimerix, Inc. (a)	28,343	34,295
Cue Biopharma, Inc. (a)	13,815	50,425
Dynavax Technologies Corp. (a)(b)	41,110	531,141
Emergent BioSolutions, Inc. (a)	16,141	118,636
Enanta Pharmaceuticals, Inc. (a)	6,737	144,172
Gilead Sciences, Inc.	1,742	134,256
Gritstone bio, Inc. (a)	28,448	55,474
HilleVax, Inc. (a)	12,542	215,597
Icosavax, Inc. (a)	15,907	157,957
ImmunityBio, Inc. (a)(b)	139,494	387,793
Inovio Pharmaceuticals, Inc. (a)(b)	84,065	37,535
Invivyd, Inc. (a)	35,029	36,780
Moderna, Inc. (a)	8,059	979,169
Novavax, Inc. (a)(b)	27,613	205,165
Ocugen, Inc. (a)(b)	83,484	45,340
Regeneron Pharmaceuticals, Inc. (a)	182	130,774
Vaxart, Inc. (a)(b)	43,385	31,671
Vaxcyte, Inc. (a)	13,727	685,526
Vaxxinity, Inc. - Class A (a)(b)	40,487	102,027
Vir Biotechnology, Inc. (a)(b)	25,677	629,857
Total Biotechnology		6,649,698
Health Care Equipment & Supplies - 6.1%
Abbott Laboratories	1,291	140,745
Cue Health, Inc. (a)	48,511	17,901
Hologic, Inc. (a)	1,678	135,868
OraSure Technologies, Inc. (a)(b)	23,441	117,439
QuidelOrtho Corp. (a)(b)	8,061	667,934
Total Health Care Equipment & Supplies		1,079,887
Health Care Providers & Services - 18.1%
Enzo Biochem, Inc. (a)	15,890	29,238
Fulgent Genetics, Inc. (a)	9,503	351,896
Laboratory Corp. of America Holdings	4,875	1,176,483
OPKO Health, Inc. (a)(b)	247,278	536,593
Quest Diagnostics, Inc.	7,726	1,085,967
Total Health Care Providers & Services		3,180,177
Life Sciences Tools & Services - 5.8%
Adaptive Biotechnologies Corp. (a)	46,173	309,821
Bio-Rad Laboratories, Inc. - Class A (a)	1,859	704,784
Total Life Sciences Tools & Services		1,014,605
Pharmaceuticals - 6.0%
AN2 Therapeutics, Inc. (a)(b)	6,215	52,828
Atea Pharmaceuticals, Inc. (a)	26,684	99,798
CorMedix, Inc. (a)	14,519	57,568
Eli Lilly and Co.	304	142,569
Johnson & Johnson	859	142,181
Merck & Co, Inc.	1,197	138,122
Paratek Pharmaceuticals, Inc. (a)	18,328	40,505
Pfizer, Inc.	3,492	128,087
Scilex Holding Co. (a)	23,669	131,834
SIGA Technologies, Inc.	22,802	115,150
Total Pharmaceuticals		1,048,642
Total United States		12,973,009
TOTAL COMMON STOCKS (Cost $29,882,764)		17,522,750

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 32.8%
ETFMG Sit Ultra Short ETF (e)	25,000	1,212,250
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (c)	4,561,148	4,561,148
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $5,805,123)		5,773,398

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 5.01% (c)	96,824	96,824
TOTAL SHORT-TERM INVESTMENTS (Cost $96,824)		96,824

Total Investments (Cost $35,784,711) - 132.9%		23,392,972
Liabilities in Excess of Other Assets - (32.9)%		(5,785,253)
TOTAL NET ASSETS - 100.0%		$17,607,719

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2023.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of June 30, 2023 the Fund had a significant portion of its assets in the Biotechnology Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the period ended June 30, 2023 is set forth below.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2023	Ending Shares
ETFMG Sit Ultra Short ETF	$ 1,201,875	$ -	$ -	$ -	$ 10,375	$ -	$ 1,212,250	25,000

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

GERM
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$17,522,750	$-	$-	$17,522,750
Short-Term Investments	96,824	-	-	96,824
ETFMG Sit Ultra Short ETF**	1,212,250	-	-	1,212,250
Investments Purchased with Securities Lending Collateral*	-	-	-	4,561,148
Total Investments in Securities	$18,831,824	$-	$-	$23,392,972

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument